NOTE 7. NOTE PAYABLE	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
NOTE 7. NOTE PAYABLE

NOTE 7. NOTE PAYABLE

The company has a loan payable bearing monthly interest of 2% as of December 31, 2012. The balance of this loan was $170,000 as of December 31, 2012 and is secured by the Company’s fixed assets with a net book value of $447,619. The effect of accrued interest for the year ended December 31, 2012 is immaterial to the consolidated financial statements taken as a whole.

Principal maturities of the loan payable as of December 31, 2012 are as follows:

Amount
2013	$170,000
Total	$170,000